Employee future benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Schedule of Net Defined Benefit Liability (Asset)

	December 31, 2022	December 31, 2021
Net defined benefit pension plan liability	$348	$1,814
Net other post-retirement benefit plan liability	107	80
Employee future benefits	$455	$1,894

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2022	2021	2022	2021	2022	2021
Balance at January 1	$19,187	$20,203	$(17,373)	$(16,347)	$1,814	$3,856
Included in profit or loss
Current service cost	30	37	—	—	30	37
Interest cost (income)	518	476	(468)	(383)	50	93
Benefits payable	—	—	—	—	—	—
	548	513	(468)	(383)	80	130
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	56	—	—	—	56
Financial assumptions	(4,547)	(986)	—	—	(4,547)	(986)
Experience adjustment	(91)	92	—	—	(91)	92
Return on plan assets excluding interest	—	—	3,092	(1,334)	3,092	(1,334)
income
Plan expenses	(24)	(30)	24	30	—	—
	(4,662)	(868)	3,116	(1,304)	(1,546)	(2,172)
Other
Contributions paid by the employer	—	—	—	—	—	—
Benefits paid	(671)	(661)	671	661	—	—
	(671)	(661)	671	661	—	—
Balance at December 31	$14,402	$19,187	$(14,054)	$(17,373)	$348	$1,814
20.     Employee future benefits (cont'd):

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2022	2021	2022	2021	2022	2021
Balance at January 1	$80	$85	$—	$—	$80	$85
Included in profit or loss
Interest cost (income)	2	1	—	—	2	1
	2	1	—	—	2	1
Included in other comprehensive income
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	(23)	(2)	—	—	(23)	(2)
Experience adjustment	55	4	—	—	55	4
	32	2	—	—	32	2
Other
Contributions paid by the employer	—	—	(7)	(8)	(7)	(8)
Benefits paid	(7)	(8)	7	8	—	—
	(7)	(8)	—	—	(7)	(8)
Balance at December 31	$107	$80	$—	$—	$107	$80

Schedule of Comprehensive Income by Plan Type

Included in other comprehensive income (loss)	December 31, 2022	December 31, 2021
Defined benefit pension plan actuarial gain	$1,546	$2,172
Other post-retirement benefit plan actuarial loss	(32)	(2)
	$1,514	$2,170

Schedule of Fair Value of Plan Assets	Pension plan assets comprise:

	2022	2021
Cash and cash equivalents	3%	3%
Equity securities	60%	60%
Debt securities	37%	37%
Total	100%	100%

Schedule of Defined Benefit Plans
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2022		2021
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	5.00%	4.89%	2.76%	2.25%
Rate of compensation increase	n/a	n/a	n/a	n/a
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2022		2021
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	2.76%	4.89%	2.40%	2.25%
Rate of compensation increase	n/a	n/a	n/a	n/a